Investment Objectives and Goals - Eagle Capital Select Equity ETF	Mar. 11, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary – Eagle Capital Select Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Eagle Capital Select Equity ETF (the “Fund”) seeks to generate investment returns superior to U.S. equity markets.